Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 26, 2019
to the Prospectus of the following Fund:
Fund	Document Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund)	5/1/2019
Effective on or about December 9, 2019 (the Effective Date) Columbia Management Investment Advisers, LLC (the Investment Manager) will assume day-to-day management of the Fund from its affiliate Threadneedle International Limited, the Fund’s current subadviser. Accordingly, on the Effective Date, all references in the Prospectus to Threadneedle International Limited or Threadneedle are hereby removed and replaced with Columbia Management Investment Advisers, LLC or the Investment Manager, as the context implies. Additionally, on the Effective Date, the following changes are hereby made to the Fund’s Prospectus.

COLUMBIA VARIABLE PORTFOLIO - COMMODITY STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 26, 2019
to the Prospectus of the following Fund:
Fund	Document Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund)	5/1/2019
Effective on or about December 9, 2019 (the Effective Date) Columbia Management Investment Advisers, LLC (the Investment Manager) will assume day-to-day management of the Fund from its affiliate Threadneedle International Limited, the Fund’s current subadviser. Accordingly, on the Effective Date, all references in the Prospectus to Threadneedle International Limited or Threadneedle are hereby removed and replaced with Columbia Management Investment Advisers, LLC or the Investment Manager, as the context implies. Additionally, on the Effective Date, the following changes are hereby made to the Fund’s Prospectus.